NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	6 Months Ended
Dec. 31, 2019
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.   NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

The following new standards became applicable for the current reporting period and the Group had to change its accounting policies as a result of adopting the following standards:

IFRS  16 - Leases

IFRS 16 was issued in January 2016. It results in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

The new standard is effective for financial years commencing on or after January 1, 2019. See Note 17.

IFRIC 23 ‑ Uncertainty over income tax treatments

In October 2017, the IASB issued IFRC 23. When there is uncertainty about income tax treatments, this interpretation addresses: (i) whether uncertain tax treatments should be considered separately or not; (ii) the assumptions made about the analysis of tax treatments by the tax authorities (it should be considered whether the tax authority is likely to accept an uncertain tax treatment assuming that said tax authority will examine such uncertain tax treatment); (iii) how an entity determines fiscal gain (tax loss), tax bases, unused taxes, unused tax credits and tax rates (probability of occurrence analysis); and (iv) how changes in the relevant facts and circumstances are considered.

The new standard is effective for years beginning on January 1, 2019. This standard does not have a material impact in the Group.

Amendments to IFRS 9‑ Pre-payment features with negative compensation

The narrow-scope amendments made to IFRS 9 Financial Instruments in October 2017 enable entities to measure certain pre-payable financial assets with negative compensation at amortized cost. These assets, which include some loan and debt securities, would otherwise have to be measured at fair value through profit or loss. To qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract” and the asset must be held within a “held to collect” business model.

The new standard is effective for years beginning on January 1, 2019 and early adoption was allowed. These amendments do not have a material impact in the Group.

Amendments to IAS 28‑ Long-term interests in associates and joint ventures

The amendments clarify the accounting for long-term interests in an associate or joint venture, which in substance form a part of the net investment in the associate or joint venture, but to which equity accounting is not applied. Entities must account for such interests under IFRS 9 Financial Instruments before applying the loss allocation and impairment requirements in IAS 28 Investments in Associates and Joint Ventures.

The new standard is effective for years beginning on January 1, 2019 and early adoption was allowed. These amendments do not have a material impact in the Group.

Annual improvements to IFRS standards 2015‑2017 cycle

The following improvements were finalized in December 2017:

IFRS 3 Business Combinations clarified that obtaining control of a business that is a joint operation is a business combination achieved in stages. IFRS 11 Joint Arrangements clarified that the party obtaining joint control of a business that is a joint operation should not remeasure its previously held interest in the joint operation. IAS 12 Disclosure of Interests in Other Entities clarified that the income tax consequences of dividends on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits were recognized. IAS 23 Borrowing Costs clarified that, if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use or sale, it becomes part of general borrowings.

The new standard is effective for years beginning on January 1, 2019 and early adoption was allowed. This standard does not have material impact in the Group.

Amendments to IAS 19 ‑ Plan amendment, curtailment or settlement

The amendments to IAS 19 Employee Benefits clarify the accounting for defined benefit plan amendments, curtailments and settlements. They confirm that entities must (i) calculate the current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement by using the updated assumptions from the date of the change; (ii) recognize any reduction in a surplus immediately in profit or loss, either as part of past service cost or as a gain or loss on settlement. In other words, a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling; and (iii) separately recognize any changes in the asset ceiling through other comprehensive income.

The new standard is effective for years beginning on January 1, 2019 and early adoption was allowed. These amendments do not have a material impact in the Group.

Amendments to IAS 1 and IAS 8‑ Definition of material

The IASB has made amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify (i) that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and (ii) the meaning of “primary users of general-purpose financial statements” to whom those financial statements are directed, by defining them as “existing and potential investors, lenders and other creditors” that must rely on general purpose financial statements for much of the financial information they need.

The new standard is effective for years beginning on January 1, 2019 and early adoption was allowed. These amendments do not have a material impact in the Group.

Amendments to IFRS 3‑ Definition of business

The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term “outputs” is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes return in the form of lower costs and other economic benefits. The amendments will likely result in more acquisitions being accounted for as asset acquisitions.

The new standard is effective for years beginning on January 1, 2019 and early adoption was allowed. These amendments do not have a material impact in the Group.

Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture.

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures. The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a business (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor´s is interests in the associate or joint venture. The amendments apply prospectively.

Amendments to IAS 1 - Classification of liabilities as current or non-current

The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity.

The amendments include (a) specifying that an entity’s right to defer settlement must exist at the end of the reporting period; (b) clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement; (c) clarifying how lending conditions affect classification; and (d) clarifying requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.

The amendments clarify, not change, existing requirements, and so are not expected to affect the Group significantly. However, they could result in reclassifying some liabilities from current to non-current, and vice versa.

The amendments are effective for years beginning on January 1, 2022 and early adoption is allowed.